Financial instruments and financial risk management	12 Months Ended
Dec. 31, 2018
Disclosure Of Financial Instruments [Abstract]
Financial instruments and financial risk management
28.	Financial instruments and financial risk management

The Group manages its capital to ensure that entities in the Group will be able to continue as going concerns. All debt has been settled in 2017. The capital structure of the Group throughout 2017 consisted of net cash (borrowings disclosed in note 23) and equity of the Group (comprising issued capital, reserves, accumulated losses and non-controlling interests as disclosed in notes 18, 19 and 21). At December 31, 2017 and 31 December 2018, the capital structure consisted solely of equity. The Group is not subject to any externally imposed capital requirements.

The Group is exposed to risks which arise from the probability of changes in the fair value of the future cash flows deriving from a financial instrument due to fluctuations in market prices. The Group has identified two principal risks being market risk (foreign exchange) and liquidity risk.

Where all relevant criteria are met, hedge accounting is applied to remove the accounting mismatch between the hedging instrument and the hedged item. This will effectively result in recognizing inventory at the fixed foreign currency rate for the hedged purchases.

Details of the significant accounting policies and methods adopted (including the criteria for recognition, the basis of measurement and the bases for recognition of income and expenses) for each class of financial asset, financial liability and equity instrument are disclosed in note 2.

Categories of financial instruments

Financial assets

	Amortized cost	Amortized cost
	2017	2018
Current
Other receivables	5,294	48,285
Cash and cash equivalents	384,002	1,044,786
Non-current
Other receivables	9,193	10,458
Total	398,489	1,103,529

	2017	2018
Foreign currency forwards - held at FVTPL	185	255
Foreign currency forwards - held as cash flow hedges	-	436
Derivative financial assets	185	691

Financial liabilities

	Amortized cost	Amortized cost
	2017	2018
Trade payables	73,992	96,176
Other payables	713	350
Total	74,705	96,526

	Fair value through profit or loss	Fair value through profit or loss
	2017	2018
Contingent consideration	19,146	-
	19,146	-

Financial risk management objectives

The Group’s Corporate Treasury function provides services to the business, co-ordinates access to domestic and international financial markets and monitors and manages the financial risks relating to the operations of the Group through internal risk reports which analyze exposures by degree and magnitude of risks. These risks include market risk (including currency risk, interest rate risk and price risk), credit risk, liquidity risk and cash flow interest rate risk.

The Group seeks to minimize the effects of these risks, where appropriate, by using derivative financial instruments to hedge these risk exposures. The use of financial derivatives is governed by the Group’s policies approved by the board of directors, which provide written principles on foreign exchange risk, interest rate risk, credit risk and the use of derivatives. The Group does not enter into or trade financial instruments, including derivative financial instruments, for speculative purposes.

Market risk

The Group’s activities expose it primarily to the financial risk of changes in foreign currency exchange rates (see table below). The Group enters into derivative financial instruments to manage its exposure to foreign currency risk.

Foreign currency risk is the risk that the fair value or future cash flows of an exposure will fluctuate because of changes in foreign exchange rates.

The Group uses forward currency contracts to hedge its foreign currency risks. Where the criteria for hedge accounting are not met, derivative financial instruments are initially recognized at fair value on the date on which a derivative contract is entered into and are subsequently remeasured at fair value with movements recorded to the statement of operations. Derivatives are carried as financial assets when the fair value is positive and as financial liabilities when the fair value is negative. Where all relevant criteria are met, hedge accounting is applied to minimize earnings volatility.

	Financial assets/(liabilities) at fair value through profit or loss
	2017	2018	2017	2018
Derivative financial asset/(liability)	226	691	(41)	-

Liquidity risk

The Group monitors its liquidity risk to maintain a balance between continuity of funding and flexibility. This helps the Group achieve timely fulfilment of its obligations while sustaining the growth of the business.

The table below analyses the Group’s financial liabilities into relevant groupings based on the remaining period from the reporting date to the contractual maturity date. Amounts due within 12 months equal their carrying balances, as the impact of discounting is not significant.

All derivative financial instruments have a maturity of less than 12 months.

	Less than one year	Less than one year
	2017	2018
Trade and other payables	74,705	96,526
Contingent consideration	19,146	-
Total	93,851	96,526

	More than one year	More than one year
	2017	2018
Contingent consideration	-	-
Borrowings	-	-
	-	-

Credit risk

Credit risk is the risk that financial loss arises from the failure of a customer to meet its obligations under a contract. Due to the nature of operations the Group does not have significant exposure to credit risk.

The Group applies the IFRS 9 simplified approach to measuring expected credit losses which uses a lifetime expected loss allowance for all trade and other receivables. The Group applies a loss allowance to trade and other receivables. As at December 31, 2018 all trade and other receivables were considered current being due within 30 days. The expected loss rate the Group applies for trade and other receivables is 0.5%.

The expected loss rates are based on the payment profiles of sales over a period of 36 month before 31 December 2018 or 1 January 2018 respectively and the corresponding historical credit losses experienced within this period which were not significant. The historical loss rates are adjusted to reflect current and forward looking information on macroeconomic factors affecting the ability of the customers to settle the receivables. The Group has identified the GDP and the unemployment rate of the countries in which it sells its goods and services to be the most relevant factors, and accordingly adjusts the historical loss rates based on expected changes in these factors.

The majority of the Group’s cash and cash equivalents balance is held in money market funds which are regulated by securities and market authorities. These consist of AAA rated mutual investment funds which are permitted to diversify portfolio investments through high quality debt securities meeting regulatory mandated requirements. As such, the Group is not exposed to any material credit risk in relation to the cash and cash equivalents balance.

Capital risk management

The Group’s objective when managing capital is to safeguard the Group’s ability to provide returns for members and benefits for other stakeholders and to maintain an optimal capital structure to reduce the cost of capital. At December 31, 2018, the Group does not hold any restricted cash (2017: $nil).

The Group is not subject to any externally imposed capital requirements. The capital structure is as follows:

	2017	2018
Total borrowings	-	-
Less: cash and cash equivalents	(384,002)	(1,044,786)
Net cash	(384,002)	(1,044,786)
Total equity	396,903	1,128,431
Total capital	12,901	83,645

The main purpose of the Group’s financial instruments is to finance the Group’s operations.

The main risks from the Group’s financial instruments are currency riskand liquidity risk. The Board reviews and agrees policies, which have remained substantially unchanged for the year under review, for managing these risks.

Fair value hierarchy

Financial instruments carried at fair value are categorized into the below levels, reflecting the significance of the inputs used in estimating the fair values:

Level 1: Quoted prices (unadjusted) in active markets for identical instruments;

Level 2: Valuation techniques based on observable inputs, other than quoted prices included within level 1, that are observable either directly or indirectly from market data;

Level 3: Valuation techniques using significant unobservable inputs, this category includes all instruments where the valuation technique includes inputs not based on observable data and the unobservable inputs have a significant effect on the instrument’s valuation.

The Group recognizes the following financial instruments at fair value:

•	derivative financial instruments, measured using a level 2 valuation method; and
•	contingent consideration, measured using a level 2 valuation method.

The valuation of contingent consideration in 2017 was based upon the share price of the Group, which is deemed to be observable. As there was no quoted price the share price applied was from the most recent, pre-IPO, funding round, being Series G. The Group recognized net losses of $3,313,000 in 2017 when remeasuring the above to their fair values.

Financial instruments sensitivity analysis

In managing currency risk the Group aims to reduce the impact of short term fluctuations on its earnings. At the end of each reporting year, the effects of hypothetical changes in currency are as follows.

Foreign exchange rate sensitivity analysis

The table below shows the Group’s sensitivity to United States dollars strengthening/weakening by 10%:

	Increase/ (decrease) in profit or loss	Increase/ (decrease) in profit or loss
	2017	2018
10% appreciation of United States dollars	7,576	29,169
10% depreciation of United States dollars	(9,260)	(35,651)

This analysis is based on foreign currency exchange rate variances that the Group considered to be reasonably possible at the end of the reporting year. The analysis assumes that all other variables, in particular interest rates, remain constant.